Segment Reporting - Schedule of Total Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Total Current Assets [Line Items]
Total current assets	€ 104,662	€ 115,042
Europe [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	139,724	108,877
North America [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	42,626	33,870
Eliminations [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	€ (77,689)	€ (27,705)